Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$ 35	$ 56
Foreign exchange forward contracts designated as hedging instruments	486	793
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(46)	(1,098)
Foreign exchange forward contracts designated as hedging instruments	(1)	(1,584)
Contingent consideration
Foreign exchange forward contracts fair value	474	(1,833)
Fair Value, Inputs, Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Contingent consideration	40,436	37,400
Foreign exchange forward contracts fair value	$ 40,436	$ 37,400